Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB (Details 1)	12 Months Ended
Dec. 31, 2023
Changes In I A S 7 And I F R S 7 [Member]
IfrsStatementLineItems [Line Items]
Description	Definition and disclosure of additional information for supplier financing.
Applicable to annual periods starting in or after	Jan. 01, 2024
Changes In I A S 1 [Member]
IfrsStatementLineItems [Line Items]
Description	Definition of the change in the disclosure of long-term liabilities with Covenants and classification of liabilities as current or non-current.
Applicable to annual periods starting in or after	Jan. 01, 2024
Changes In I A S 21 [Member]
IfrsStatementLineItems [Line Items]
Description	Determine whether a currency is convertible and how it should be determined a spot exchange rate when there is a lack of exchangeability.
Applicable to annual periods starting in or after	Jan. 01, 2025
Changes In I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Description	Treatment of lease liabilities in Sale and Leaseback transactions
Applicable to annual periods starting in or after	Jan. 01, 2024
Adoption Of I F R S S 1 [Member]
IfrsStatementLineItems [Line Items]
Description	Improvements in the presentation and Disclosure in Financial Statements
Applicable to annual periods starting in or after	Jan. 01, 2027
Adoption Of I F R S S 2 [Member]
IfrsStatementLineItems [Line Items]
Description	Subsidiaries without Public Accountability: Disclosures, permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements.
Applicable to annual periods starting in or after	Jan. 01, 2027
Changes In I A S 28 [Member]
IfrsStatementLineItems [Line Items]
Description	Sale or contribution of assets between an investor and its affiliate or joint venture.